Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June  30, 1998

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON August 14, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH THAT REQUEST EXPIRED ON August 13, 1999.


Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          41

Form 13F Information Table Value Total:         $     1,256,477
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED CMNTY BANCORP INC   COM	         00818104     2103    58000 SH       DEFINED 03              58000  	  0	   0
AMERICA WEST HLDG CORP	       CL B	        023657208    39011  1475799 SH       DEFINED 03            1475799     	  0	   0
AMERICA BANKERS INS GROUP INC  COM      	024456105   109428  1820000 SH       DEFINED 03            1820000     	  0	   0
BAY NETWORKS INC	       COM	        072510100    25655   795500 SH       DEFINED 03             795500     	  0	   0
BENEFICIAL CORP	               COM	        081721102    83911   550000 SH       DEFINED 03             550000     	  0	   0
CAMCO INTL INC	               COM	        132632100    10318   132500 SH       DEFINED 03             132500        0	   0
CASTLE & COOKE INC NEW	       COM	        148433105     5700   300000 SH       DEFINED 03             300000     	  0	   0
CENTRAL & SOUTH WEST CORP      COM	        152357109     9834   365900 SH       DEFINED 03             365900     	  0	   0
CIENA CORP	               COM	        171779101    28710   413100 SH       DEFINED 03             413100     	  0	   0
CIRCON CORP	               COM	        172736100     6108   400500 SH       DEFINED 03             400500     	  0	   0
CITIZENS UTILS CO DEL          CL B	        177342201     9752  1013159 SH       DEFINED 03            1013159     	  0	   0
DEVELOPERS DIVERSIFIED RLTY CO SUB DB CONV 7% 99251591AA1    12354 10242000 SH       DEFINED 03                  0     	  0 10242000
DSC COMMUNICATIONS CORP	       COM	        233311109    74688  2500000 SH       DEFINED 03            2500000     	  0	   0
EQUITY ONE	               COM	        294752100     2042   226862 SH       DEFINED 03             226862     	  0	   0
DEDERATED DEPT STORES INC DEL  WT D EX 121901	31410H127    37951  1323400 SH       DEFINED 03            1323400     	  0	   0
FIELDCREST CANNON INC	       SUB DEB CV 6% 12	316549AB0    15313 16891000 SH       DEFINED 03                  0     	  0 16891000
FLORIDA EAST COAST INDS	       COM	        340632108    14321   489600 SH       DEFINED 03             489600        0	   0
FLUKE CORP	               COM	        343856100     8219   250000 SH       DEFINED 03             250000        0	   0
FUSION SYSTEMS CORP	       CONTGNT PMT RT	361129117	54  1754610 SH       DEFINED 03            1754610        0	   0
GENERAL RE CORP	               COM	        370563108    43425   171300 SH       DEFINED 03             171300        0	   0
HA-LO INDS INC	               COM	        404429102     2900   100000 SH       DEFINED 03             100000        0	   0
HUMANA INC	               COM	        444859102     9044   290000 SH       DEFINED 03             290000        0	   0
LIMITED INC	               COM       	532716107    13101   395500 SH       DEFINED 03             395500        0	   0
MAGNA GROUP	               COM	        559214101     4238    75000 SH       DEFINED 03              75000        0	   0
MCDONALD & CO INVTS INC	       COM		580047108     4892   149100 SH       DEFINED 03             149100        0	   0
MCI COMMUNICATIONS CORP	       COM		552673105   389492  6708100 SH       DEFINED 03            6708100        0	   0
MID OCEAN LIMITED	       ORD CL A		G61061100    36353   463100 SH       DEFINED 03             463100     	  0	   0
MONEY STORE INC	               COM		60934T101    34082  1000000 SH       DEFINED 03            1000000     	  0	   0
NATIONAL SURGERY CTRS INC      COM		638044107    14532   500000 SH       DEFINED 03             500000     	  0	   0
PHYSIO-CONTROL INTL CORP       COM		719431108     5263   200000 SH       DEFINED 03             200000        0	   0
SAUER INC	               COM		804137107    16938  1302900 SH       DEFINED 03            1302900        0	   0
SCHERER R P CORP DEL	       COM		806528105    26410   298000 SH       DEFINED 03             298000        0	   0
SLI INC	                       COM		78442T108     2500   100000 SH       DEFINED 03             100000        0	   0
SOUTHERN NEW ENGLAND TELECOM   COM		843485103    40086   612000 SH       DEFINED 03             612000        0	   0
TELXON CORP	               COM		879700102     6425   200000 SH       DEFINED 03             200000        0	   0
TRIANGLE PAC CORP DEL	       COM		895912103     4120    75000 SH       DEFINED 03              75000     	  0	   0
UNITED STATES SURGICAL CORP    COM		912707106    91250  2000000 SH       DEFINED 03            2000000        0	   0
VIKING OFFICE PRODS	       COM		926913104    13219   424700 SH       DEFINED 03             424700     	  0	   0
VITALINK PHARMACY SVCS INC     COM		92846E104      882    40000 SH       DEFINED 03              40000     	  0	   0
3DO CO	                       COM		88553W105     1533   485600 SH       DEFINED 03             485600     	  0	   0
360 COMMUNICATIONS CO	       COM		885571109      320    10000 SH       DEFINED 03              10000     	  0	   0



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